Related Party Transactions - Summary of Expense Resulting From The Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest expense on finance liabilities	$ 3,952	$ 4,053
MVS shareholder
Disclosure of transactions between related parties [line items]
Interest expense on finance liabilities	300	300
MVS shareholder | Operating Leases
Disclosure of transactions between related parties [line items]
Rent expense	1,187	1,168
MVS shareholder | Finance Leases
Disclosure of transactions between related parties [line items]
Depreciation expense	81	74
Interest expense on finance liabilities	76	88
SLO Cultivation Inc. | Subsidiaries | Operating Leases
Disclosure of transactions between related parties [line items]
Rent expense	513	1,563
MedMar Inc. | Subsidiaries | Operating Leases
Disclosure of transactions between related parties [line items]
Rent expense	288	238
MedMar Inc. | Subsidiaries | Finance Leases
Disclosure of transactions between related parties [line items]
Depreciation expense	306	277
Interest expense on finance liabilities	$ 270	$ 310